OTHER INFORMATION BY NATURE	12 Months Ended
Dec. 31, 2017
Other information by nature [Abstract]
OTHER INFORMATION BY NATURE
OTHER INFORMATION BY NATURE
Personnel costs in 2017, 2016 and 2015 amounted to €305,584 thousand, €294,047 thousand and €284,947 thousand, respectively. These amounts include costs that were capitalized mainly in connection to product development activities.
In 2017, 2016 and 2015 the Group had an average number of employees of 3,336, 3,115 and 2,954, respectively.